Intangible Assets - Product Development (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Intangible Assets Product Development

All figures in £ millions	2025	2024

Cost

At 1 January	2,514	2,517

Exchange differences	(135)	17

Additions	285	284

Disposals and retirements	(38)	(309)

Transfers	–	5

At 31 December	2,626	2,514

Amortisation

At 1 January	(1,567)	(1,570)

Exchange differences	89	(14)

Charge for the year	(276)	(287)

Impairment	(88)	(4)

Disposals and retirements	38	309

Transfers	–	(1)

At 31 December	(1,804)	(1,567)

Carrying amounts at 31 December	822	947